Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2022
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 13: - RELATED PARTY BALANCES AND TRANSACTIONS

a.	The Company carries out transactions with related parties as detailed below.

1.	Certain premises occupied by the Company and its U.S. subsidiary are rented from related parties in which Mr. Zohar Zisapel holds an interest (see also Note 9). The aggregate net amounts of lease and related maintenance expenses were $684, $830 and $863 in 2022, 2021 and 2020, respectively. Following the adoption of ASC 842 commencing January 1, 2019, the Company also recorded operating lease right-of use assets and operating lease liabilities related to such lease and maintenance expenses which are presented in Note 13e below.

2.	Mr. Zisapel also holds an interest in and serves as director for various entities known as the RAD-BYNET Group. Certain entities within the RAD-BYNET Group provide the Company and its U.S. subsidiary with administrative and IT services. The aggregate amounts of administrative and IT services provided were $33, $33 and $30 in 2022, 2021 and 2020, respectively. Such amounts expensed by the Company are disclosed in Note 13e below as part of “Expenses” and “Capital expenses”.

3.	From time to time, the Company purchases certain products and services from members of the RAD-BYNET Group. In 2022, 2021 and 2020, the aggregate amounts of such purchases were approximately $44, $446 and $52, respectively. Such amounts expensed by the Company are disclosed in Note 13e below as part of “Expenses”.

Additionally during 2022, the Company purchased inventory which amounted approximately $89.

b.	The executive chairman of the Board, Ms. Rachel (Heli) Bennun (the “Executive Chairman”) is, among other things, Mr. Zisapel’s significant other. The Executive Chairman is entitled to a fixed monthly salary. During the years ended December 31, 2022, 2021 and 2020 the Company recorded salary expenses with respect to the Executive Chairman in the amount of $140, $119 and $112, respectively. Such amounts expensed by the Company are disclosed in Note 13e below as part of “Expenses”.

In 2022 and 2021, in addition to the fixed monthly salary, the Executive Chairman received annual bonuses amounting to approximately $106 and $40, respectively. In 2020, there was no annual bonus paid to the Executive Chairman.

c.	The Company’s former Chief Financial Officer is a member of the board of directors and chairman of the audit committee of Matrix IT Ltd. (“Matrix”). Accordingly, as of October 2019, Matrix is considered a related party. The Company has entered into certain limited term engagements with Matrix or its affiliated companies in connection with specific development projects and/or use of software platform. The aggregate services provided by Matrix or its affiliates, as a related party, amounted to $121 and $67 during the years ended December 31, 2021 and 2020, respectively. Such amount expensed by the Company is disclosed in Note 13e below as part of “Expenses”. The Company’s former Chief Financial Officer is no longer a related party to the Company since January 1, 2022.

d.	Balances with related parties:

	December 31,
	2022	2021
Assets:

Other accounts receivable and prepaid	$-	$165
Operating lease right-of-use assets	$2,074	$1,303

Liabilities:

Trade payables	$130	$194
Other liabilities and accrued expenses	$127	$88
Operating lease liabilities - current	$839	$778
Operating lease liabilities – non-current	$1,270	$615

e.	Transactions with related parties:

	Year ended December 31,
	2022	2021	2020

Expenses (1):

Cost of revenues	$213	$189	$215

Operating expenses:

Research and development, net	$470	$1,083	$653
Sales and marketing	$166	$194	$191
General and administrative	$360	$212	$206

Capital expenses	$13	$29	$-

(1)	Including utilities expenses charged to the related party and reimbursed by the Company.